Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans (USD $)	Dec. 31, 2013	Dec. 31, 2012
One to Four Family Units [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing Loans	$ 815,746	$ 2,280,856
Multi-Family Units [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing Loans	0	0
Real Estate Construction [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing Loans	4,529,410	6,274,241
Real Estate Commercial [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing Loans	3,663,166	3,663,771
Commercial Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing Loans	6,776,230	2,793,457
Consumer and Other Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing Loans	63,027	318,963
Total [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing Loans	$ 15,847,579	$ 15,331,288